Shareholder Report, Line Graph (Details) B018586_Direxion Daily LMT Bull 2X ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Aug. 06, 2025	Oct. 31, 2025
Direxion Daily LMT Bull 2X ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Direxion Daily LMT Bull 2X ETF NAV
Accumulated Value	$ 10,000	$ 12,958
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000	$ 10,891
Lockheed Martin Corporation [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lockheed Martin Corporation
Accumulated Value	$ 10,000	$ 11,486